Revenue	12 Months Ended
Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
15.   Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Silver
Provisional sales revenue	$22,400	$29,986
Derivative pricing adjustments	(299)	1,116
	22,101	31,102
Zinc
Provisional sales revenue	$44,148	$10,520
Derivative pricing adjustments	(2,022)	213
	42,126	10,733
Lead
Provisional sales revenue	$30,871	$25,197
Derivative pricing adjustments	(513)	210
	30,358	25,407
Other by-products
Provisional sales revenue	$542	$2,111
Derivative pricing adjustments	(11)	14
	531	2,125

Total provisional sales revenue	$97,961	$67,814
Total derivative pricing adjustments	(2,845)	1,553
Gross revenue	95,116	69,367
Treatment and selling costs	(26,762)	(15,087)
	$68,354	$54,280

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 20). Revenue from contracts with customers is recognized net of treatment and selling costs if payment of those amounts is enforced at the time of sale.